RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Thousands				1 Months Ended	9 Months Ended
	Jan. 11, 2024	Dec. 29, 2023	Aug. 12, 2022	Jan. 31, 2024	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Feb. 28, 2019
RELATED PARTY TRANSACTIONS
Convertible debt					$ 9,560	$ 0	$ 10,000
NCNV 1
RELATED PARTY TRANSACTIONS
Number of shares issued in conversion of debt	562
NCNV 2
RELATED PARTY TRANSACTIONS
Number of shares issued in conversion of debt	5,752
NCNV 3
RELATED PARTY TRANSACTIONS
Number of shares issued in conversion of debt		36,918
Related party | Gulf Islamic Investments Holding, LLC
RELATED PARTY TRANSACTIONS
Accrued Recruitment Fees					200
Recruitment Fees					$ 200
Affiliate | bSpace Investments Limited
RELATED PARTY TRANSACTIONS
Principal amounts owed								$ 31,500
Affiliate | bSpace Investments Limited | NCNV preferred stock
RELATED PARTY TRANSACTIONS
Number of shares issued in conversion of debt			58,972
Affiliate | bSpace Investments Limited | NCNV 3
RELATED PARTY TRANSACTIONS
Principal amounts owed		$ 1,500
Number of shares issued in conversion of debt		36,918
Affiliate | Kuwait Investment Authority
RELATED PARTY TRANSACTIONS
Loan amount									$ 5,000
Convertible debt								$ 5,000
Unearned interest				$ 100
Affiliate | Kuwait Investment Authority | NCNV 1
RELATED PARTY TRANSACTIONS
Number of shares issued in conversion of debt			8,062
Affiliate | Kuwait Investment Authority | NCNV 2
RELATED PARTY TRANSACTIONS
Number of shares issued in conversion of debt				5,752